UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/205

Check here if Amendment |X|; Amendment Number:

This Amendment (Check only one.):                |X| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Levy Harkins & Company, Inc.
Address: 570 Lexington Avenue, 27 Fl.
         New York, NY 10022

13F File Number: 06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Lucia LoScalzo              Office Manager                 212-888-3030
--------------------------------------------------------------------------------
Name                        (Title)                           (Phone)


                                                      /s/ Lucia LoScalzo
                                               --------------------------------
                                               (Manual Signature of Person Duly
                                               Authorized to Submit This Report)

                                                   570 Lexington, NYC 10022
                                               --------------------------------
                                                  (Place and Date of Signing)


Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.
|_|  13F NOTICE.
|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           20

Form 13F Information Table Value Total:     $253,078


List of Other Included Managers:

FORM 13F INFORMATION TABLE


                            TITLE OF                    VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER           CLASS          CUSIP      (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS    SOLE    SHARED   NONE
-----------------------     --------      ---------    --------  -------   ---   ----   -------  ----------  ------- -------- ------
American Express            COM           025816 10 9    15,846  307,926                Sole       None                       None
Asia Satellite Telecom.     Sponsored ADR 04516X 10 6       551   32,510                Sole       None                       None
Berkshire Hathaway          CL B          084670 20 7    20,763    7,073                Sole       None                       None
Bear, Stearns & Co.         COM           073902 10 8    31,158  269,694                Sole       None                       None
Boeing Company              COM           097023 10 5    10,828  154,154                Sole       None                       None
Cabot Corporation           COM           127055 10 1    10,202  284,967                Sole       None                       None
Countrywide Financial Co.   COM           222372 10 4    18,173  531,537                Sole       None                       None
Echostar Comm.              CL A          278762 10 9    21,096  776,428                Sole       None                       None
Ethan Allen Interiors       COM           297602 10 4     7,744  211,976                Sole       None                       None
Fidelity National Fin.      COM           316326 10 7    17,653  479,824                Sole       None                       None
Fidelity National Title Gr. COM           31620R 10 5     1,741   71,497                Sole       None                       None
Gannett Incorporated        COM           364730 10 1     7,903  130,485                Sole       None                       None
Geron Corporation           COM           374163 10 3     8,113  942,226                Sole       None                       None
Intrawest Corp.             COM           460915 20 0     5,504  190,133                Sole       None                       None
Moody's Corporation         COM           615369 10 5    18,683  304,180                Sole       None                       None
Nike Inc.                   CL B          654106 10 3     6,198   71,415                Sole       None                       None
Qualcomm Inc.               COM           747525 10 3    21,307  494,599                Sole       None                       None
Scotts CO                   CL A          810186 10 6    15,593  344,664                Sole       None                       None
Regis Corp.-MINN            COM           758932 10 7     9,212  238,827                Sole       None                       None
Worldpoint Terminals        COM           981912 20 7     4,810  690,300                Sole       None                       None